Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 103.3%
Government National Mortgage Association
1.50%, 10/20/51	$496	$471,777
1.50%, 02/22/52(a)	1,475	1,403,555
2.00%, 07/20/50	49	48,020
2.00%, 08/20/50	967	957,631
2.00%, 09/20/50	3,834	3,795,091
2.00%, 02/20/51	18,004	17,810,140
2.00%, 10/20/51	2,296	2,271,128
2.00%, 12/20/51(b)	69,997	69,244,725
2.00%, 02/22/52(a)	36,764	36,344,661
2.50%, 01/15/28	4	4,493
2.50%, 02/20/28	7	7,651
2.50%, 01/20/31	114	116,698
2.50%, 07/20/35	1,660	1,699,356
2.50%, 04/20/43	16	16,429
2.50%, 12/20/46	1,544	1,565,230
2.50%, 01/20/47	145	147,469
2.50%, 08/20/50	15,710	15,825,253
2.50%, 09/20/50	4,738	4,772,308
2.50%, 01/20/51	4,173	4,203,334
2.50%, 02/20/51	4,797	4,830,984
2.50%, 05/20/51	6,940	6,989,763
2.50%, 07/20/51	21,252	21,403,991
2.50%, 08/20/51	29,043	29,250,749
2.50%, 11/20/51	6,947	6,997,012
2.50%, 02/22/52(a)	20,046	20,171,287
3.00%, 07/15/27	5	4,852
3.00%, 09/15/27	7	7,655
3.00%, 01/20/31	152	157,306
3.00%, 07/20/31	247	255,584
3.00%, 02/20/32	188	194,706
3.00%, 09/15/42	5	5,443
3.00%, 10/15/42	40	41,002
3.00%, 01/20/43	390	408,310
3.00%, 07/15/43	68	71,148
3.00%, 09/20/43	811	844,680
3.00%, 01/15/44	2,052	2,148,689
3.00%, 08/20/44	466	486,036
3.00%, 05/20/45	335	347,984
3.00%, 07/20/45	92	95,626
3.00%, 10/20/45	148	153,089
3.00%, 11/20/45	2,302	2,389,394
3.00%, 12/20/45	1,827	1,896,969
3.00%, 01/20/46	604	626,671
3.00%, 02/20/46	620	643,158
3.00%, 03/20/46	2,329	2,406,012
3.00%, 04/20/46	1,544	1,595,739
3.00%, 05/20/46	1,964	2,030,275
3.00%, 06/20/46	695	718,049
3.00%, 07/20/46	707	731,158
3.00%, 08/20/46	4,523	4,676,022
3.00%, 09/20/46	3,009	3,110,477
3.00%, 12/15/46	163	169,198
3.00%, 12/20/46	519	536,690
3.00%, 02/15/47	192	199,331
3.00%, 02/20/47	580	599,512
3.00%, 06/20/47	69	71,212
3.00%, 07/20/47	1,195	1,233,287
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/20/47	$391	$403,171
3.00%, 02/20/48	55	56,997
3.00%, 04/20/49	2,429	2,507,042
3.00%, 07/20/49	515	529,227
3.00%, 09/20/49	40	40,732
3.00%, 10/15/49	1,022	1,052,349
3.00%, 11/20/49	1,517	1,556,463
3.00%, 01/20/50	3,863	3,963,229
3.00%, 02/15/50	724	745,214
3.00%, 02/20/50	1,611	1,652,938
3.00%, 04/20/50	11,865	12,206,338
3.00%, 07/20/50	15,131	15,567,785
3.00%, 08/20/50	1,595	1,640,747
3.00%, 10/20/51	10,916	11,183,795
3.00%, 11/20/51	1,125	1,152,883
3.00%, 02/22/52(a)	8,639	8,842,826
3.50%, 02/15/26	3	2,858
3.50%, 11/15/26	2	2,219
3.50%, 02/20/27	6	6,394
3.50%, 01/20/31	51	53,041
3.50%, 07/20/32	136	144,351
3.50%, 09/15/41	5	5,317
3.50%, 06/20/42	3,236	3,378,264
3.50%, 09/15/42	14	14,780
3.50%, 09/20/42	138	147,591
3.50%, 10/15/42	6	6,153
3.50%, 10/20/42	324	346,171
3.50%, 11/15/42	26	27,596
3.50%, 11/20/42	1,073	1,146,905
3.50%, 12/20/42	114	122,263
3.50%, 02/20/43	912	978,431
3.50%, 03/15/43	573	607,121
3.50%, 05/15/43	38	40,559
3.50%, 06/15/43	133	140,802
3.50%, 04/20/45	332	349,184
3.50%, 09/20/45	3,628	3,821,154
3.50%, 11/20/45	13	13,790
3.50%, 12/20/45	90	95,272
3.50%, 03/20/46	467	490,549
3.50%, 04/20/46	73	77,158
3.50%, 06/20/46	718	754,287
3.50%, 07/20/46	4,231	4,444,280
3.50%, 11/20/46	13	13,386
3.50%, 12/20/46	175	183,598
3.50%, 01/20/47	63	66,100
3.50%, 02/20/47	155	163,337
3.50%, 03/20/47	319	333,598
3.50%, 04/20/47	1,363	1,425,665
3.50%, 08/20/47	595	631,266
3.50%, 09/20/47	1,228	1,283,018
3.50%, 10/20/47	9,229	9,646,948
3.50%, 11/20/47	1,188	1,241,252
3.50%, 12/15/47	515	546,494
3.50%, 12/20/47	605	642,641
3.50%, 01/20/48	391	408,457
3.50%, 02/20/48	1,697	1,772,047
3.50%, 04/20/48	128	136,598
3.50%, 11/20/48	870	908,702
3.50%, 09/20/49	1,471	1,528,331
3.50%, 12/20/49	962	998,695

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/50	$3,698	$3,837,627
3.50%, 03/20/50	3,156	3,274,322
3.50%, 04/20/50	12,344	12,801,015
3.50%, 05/20/50	8,108	8,407,996
3.50%, 06/20/50	795	823,281
3.50%, 08/20/50	3,460	3,583,721
4.00%, 03/20/26	2	2,120
4.00%, 07/20/26	2	1,690
4.00%, 02/15/41	8	8,566
4.00%, 03/15/41	7	7,078
4.00%, 04/15/41	35	37,491
4.00%, 05/15/41	7	7,952
4.00%, 12/15/41	9	9,328
4.00%, 01/15/42	5	5,403
4.00%, 02/15/42	19	19,596
4.00%, 03/15/42	48	51,531
4.00%, 05/15/42	9	9,436
4.00%, 08/15/42	8	9,057
4.00%, 09/20/42	235	254,473
4.00%, 04/15/44	44	47,436
4.00%, 05/15/44	51	54,985
4.00%, 08/20/44	30	32,137
4.00%, 10/20/44	324	348,591
4.00%, 03/20/45	1,296	1,394,124
4.00%, 08/15/45	3,147	3,368,470
4.00%, 08/20/45	524	561,698
4.00%, 09/20/45	717	768,204
4.00%, 10/20/45	6	6,951
4.00%, 01/20/46	11	11,816
4.00%, 03/20/46	128	137,551
4.00%, 07/20/46	13	13,449
4.00%, 09/20/46	367	392,058
4.00%, 11/20/46	146	155,319
4.00%, 12/15/46	25	26,337
4.00%, 06/20/47	2,161	2,291,750
4.00%, 07/20/47	451	478,237
4.00%, 08/20/47	8	8,915
4.00%, 11/20/47	132	139,848
4.00%, 03/20/48	1,261	1,329,245
4.00%, 04/20/48	578	618,922
4.00%, 05/20/48	3,251	3,477,984
4.00%, 07/20/48	481	506,002
4.00%, 09/20/48	2,279	2,398,733
4.00%, 10/20/48	1,609	1,692,778
4.00%, 11/20/48	9,622	10,138,361
4.00%, 09/15/49	257	272,960
4.00%, 01/20/50	665	696,598
4.00%, 02/20/50	15	15,524
4.00%, 09/20/50	457	478,645
4.00%, 02/22/52(a)	730	763,135
4.50%, 07/20/24	1	1,114
4.50%, 08/15/39	101	111,182
4.50%, 07/15/40	22	24,848
4.50%, 08/15/40	41	44,968
4.50%, 11/20/45	231	252,983
4.50%, 08/20/46	416	458,175
4.50%, 09/20/46	63	69,505
4.50%, 10/20/46	71	77,988
4.50%, 11/20/46	70	77,183
4.50%, 04/20/47	7	7,737
	Par/
	Shares
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/20/47	$8	$9,036
4.50%, 07/20/47	3,052	3,269,231
4.50%, 02/20/48	446	477,666
4.50%, 06/20/48	28	30,085
4.50%, 07/20/48	182	192,794
4.50%, 08/20/48	153	161,866
4.50%, 09/20/48	4,401	4,650,693
4.50%, 10/20/48	147	155,785
4.50%, 12/20/48	1,287	1,357,505
4.50%, 01/20/49	891	940,760
4.50%, 03/20/49	22	23,424
4.50%, 06/20/49	866	913,817
4.50%, 08/20/49	262	276,014
4.50%, 10/20/49	196	207,110
4.50%, 01/20/50	1,052	1,109,212
4.50%, 02/22/52(a)	1,500	1,578,407
5.00%, 07/15/39	24	26,007
5.00%, 07/20/42	127	144,354
5.00%, 07/20/46	49	56,259
5.00%, 04/20/48	63	67,897
5.00%, 05/20/48	330	354,861
5.00%, 11/20/48	79	84,635
5.00%, 12/20/48	75	80,984
5.00%, 01/20/49	219	235,382
5.00%, 04/20/49	14	15,249
5.00%, 09/20/50	282	306,112
5.00%, 02/22/52(a)	6,037	6,442,209
5.50%, 10/15/38	16	17,464
5.50%, 07/20/40	216	243,849
5.50%, 02/22/52(a)	625	672,856
6.00%, 09/20/38	20	23,318
6.00%, 02/22/52(a)	200	218,751
		472,700,079
Total U.S. Government Agency Obligations — 103.3%
(Cost: $478,910,036)		472,700,079

Short-Term Investments

Money Market Funds — 17.2%

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	78,734	78,734,000

Total Short-Term Investments — 17.2%
(Cost: $78,734,000)		78,734,000

Total Investments Before TBA Sales Commitments — 120.5%
(Cost: $557,644,036)		551,434,079

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

TBA Sales Commitments(a)

Mortgage-Backed Securities — (4.0)%
Government National Mortgage Association
1.50%, 02/22/52	(475)	$(451,992)
2.00%, 02/22/52	(18,000)	(17,794,688)
		(18,246,680)
Total TBA Sales Commitments — (4.0)%
(Proceeds: $(18,130,625))		(18,246,680)

Total Investments, Net of TBA Sales Commitments — 116.5%
(Cost: $539,513,411)		533,187,399

Other Assets, Less Liabilities — (16.5)%		(75,679,587)

Net Assets — 100.0%		$457,507,812

(a)	Represents or includes a TBA transaction.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$96,704,000	$—	$(17,970,000	)(a)	$—	$—	$78,734,000	78,734	$1,297	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$472,700,079	$—	$472,700,079
Money Market Funds	78,734,000	—	—	78,734,000
	78,734,000	472,700,079	—	551,434,079
Liabilities
TBA Sales Commitments	—	(18,246,680)	—	(18,246,680)
	$78,734,000	$454,453,399	$—	$533,187,399

Portfolio Abbreviations - Fixed Income

TBA	To-Be-Announced

4